February 18, 2009

VIA EDGAR

Ms. Rebecca A. Marquigny
Senior Counsel/Office of Insurance Products
The United States Securities and
   Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Re:                           Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account – G
Pre-Effective Amendment No. 1 (N-6 Registration Statement, 1933 Act File No. 333-155153)

Dear Ms. Marquigny:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this pre-effective amendment in response to your comment letter dated January 5, 2009.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Responses to your comments are below in the numerical sequence established in your correspondence.

1.	Summary: Policy Benefits (pp. 4-5).

Comment a

"In Force."  The death benefit synopsis and the last bullet point under "Access to Cash Value" describe critical contract benefits that are available "while the policy is In Force." Please supplement the summary with additional disclosure clarifying the In Force reference. Specifically, describe when the death benefit is payable and when the policy may be surrendered for Cash Surrender Value. In addition, please revise the glossary definition of "In Force" so it explains how insurance coverage effectiveness is determined and identifies the variables upon which it is based.

Response

We added the following sentence to the "Death Benefit" subsection of the "In Summary: Policy Benefits" section, when the term In Force is first used:

The policy is In Force when: the policy has been issued; the Surviving Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Additionally, we revised the definition for "In Force" in "Appendix B: Definitions" to reflect the following:

In Force - The insurance coverage provided by the policy is in effect.  Insurance coverage is in effect when: the policy has been issued; the Surviving Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Comment b

Continuation of Coverage is Guaranteed.  The term "Death Benefit Guarantee Premium" is defined in the glossary, but "Initial Death Benefit Guarantee Premium" is not.  Please define this term or un-capitalize the word "initial."

Response

After reviewing Staff Comments 1 b and 13, we have revised the disclosure under the "Continuation of Coverage is Guaranteed" heading to delete the defined term "Initial Death Benefit Guarantee Premium Amount" and provide a direct reference to the prospectus section that explains this concept.  The revised disclosure is as follows:

Your policy will remain In Force during the policy continuation period as long as you pay sufficient Premium to meet the requirements set forth in the "Guaranteed Policy Continuation Provision" section of the "Lapse" provision.

Additionally, because the Premium requirements of the Guaranteed Policy Continuation Provision (p. 33) are explained in detail within that section of the prospectus, we have elected to remove "Death Benefit Guarantee Premium Amount" as a defined term and have amended the prospectus accordingly.

2. Fee Tables: Format (pp. 7-10).  Please present maximum, minimum, representative, and current charges as separate rows within a single Amount Deducted column per the Form N-6 presentation of the Cost of Insurance charge in the Item 3 Periodic Charge Table. For contracts like your template product (SEC No. 333-146650) the side-by-side format is useful because multiple contract charges differ for contracts purchased with and without a particular rider. In that instance, the Staff felt the two column presentation of Amounts Deducted helped the reader better understand the rider cost by fostering comparison of each charge with it and without it. Here, the side-by-side format serves no useful function because each rider has a corresponding, independent charge and has no affect on any other contract charges. Therefore, there is no need to complicate the presentation by deviating from the prescribed N-6 table format.

Response

As requested, the Fee Tables have been revised to reflect the maximum, minimum, representative and current charges in separate rows within a single Amount Deducted column.

3. Fee Table Footnotes: Terms of Art (p.10). Please clarify the references to tables F and Z in Footnote 4. In Footnote 7, please define "rate class multiples" or substitute commonly understood language for this term of art.

Response

We have revised Footnote 4 as follows (emphasis added):

4When assessed, the Surrender Charge is taken from the policy’s Cash Value. The Surrender Charge varies by policy based on Insureds' Attained Ages, sexes, underwriting classes, Total Specified Amount and Base Policy Specified Amount.  The maximum Surrender Charge calculation assumes: both Insureds are male; Attained Age 85; tobacco; with Substandard Ratings; Death Benefit Option Two; and a full surrender is taken during the first policy year.  The minimum Surrender Charge calculation assumes: both Insureds are female; Attained Age 18; non-tobacco preferred plus; no Substandard Ratings; and a full surrender is taken during policy year fifteen. The charges shown may not be representative of the charges that a particular policy owner may pay.  For additional information, refer to the "Surrender Charges" section of this prospectus.

We have revised Footnote 7 as follows (emphasis added):

7The Cost of Insurance Charge varies by policy based on individual characteristics of the Insureds.  The maximum charge assumes: both Insureds are male; issue age 85; tobacco; with Substandard Ratings; a Base Policy Specified Amount of $100,000; Death Benefit Option Two; policy year thirty-four.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes: both Insureds are female; issue age 18; non-tobacco preferred plus; no Substandard Ratings; Base Policy Specified Amount of $5,000,000 or more, Death Benefit Option One; policy year one.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Cost of Insurance Charge, see the "Cost of Insurance Charge" section of this prospectus.

Additionally, we revised the definition of "Substandard Rating" in "Appendix B: Definitions" as follows:

Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insureds beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insureds.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost.

4. Policy Investment Options; Fund-of-Funds Footnote* (p. 13). Please revise Footnote * per the December 19, 2008, oral Staff comment on the identical language in SEC No. 333-151990. Specifically, please make explicit the possibility that a contractowner will pay higher charges than for a traditional fund because he bears a proportionate share of the expenses of both the fund-of- funds and the underlying funds in which it invests.

Response

The fund-of-funds footnote has been revised to reflect the following:

These underlying mutual funds invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of the acquired mutual funds are indirectly borne by the investors.  As a result, policy owners investing in these underlying mutual funds may incur higher charges than funds that do not invest in other mutual funds.

5. Policy Owner and Beneficiaries (p. 16). As indicated in Comment 1, above, please clarify the references to contractowner and beneficiary rights dependent on a policy's "In Force" status. Specifically, please add disclosure indicating the actions or circumstances that affect insurance coverage and, in turn, "In Force" status. The revised disclosure should provide a reader with a practical understanding of the various factors that impact his insurance coverage including transfers, premium payments, withdrawals and other transactions under the contract. This comment also applies to the "In Force" reference under "Assigning the Policy" on page 19.

Response

Please refer to the revised definition of "In Force" in our response to Comment 1.  Additionally, we have added a section to the "Policy Owners and Beneficiaries" subsection of "The Policy" section that lists the rights of a policy owner as follows:

Policy Owner Rights.  The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Total Specified Amount.

These rights are explained in greater detail throughout this prospectus.

 6. Insurance Coverage (p. 17). Please identify the circumstances in which Lapse will not terminate insurance coverage or rewrite the last sentence as a definitive statement.

Response

The last sentence has been revised to reflect the following (emphasis added):

Coverage will also end if the Policy Lapses.

7. Changing the Amount of Insurance Coverage (p. 18). Please explain when an additional Underwriting and Distribution Charge will apply or supply a cross-reference to the relevant disclosure providing this information.

Response

The fourth sentence in the second paragraph under "Changing the Amount of Insurance Coverage" has been revised to reflect the following (emphasis added):

An additional Underwriting and Distribution Charge will also apply.

8. Surrender Charges (pp. 20-21; SAI p. 3). Please indicate that an example of the surrender charge calculation can be found in the SAI. In addition, please rewrite the corresponding SAI disclosure so it can be understood by the average investor. Rule 421. For example, the Staff does not understand how to apply the variable identified as "minimum ($40, NLP)." Similarly, the Staff does not understand how Nationwide gets from the narrative equation in Step 2 of the example to the numeric equivalent presented immediately below it. In redrafting this section, please consider selecting a draftsmen without an accounting or actuarial background.

Response

We have added the following paragraph at the end of the "Surrender Charges" subsection of "Standard Policy Charges" section:

More information relating to the calculation of the maximum Surrender Charge can be found in the Statement of Additional Information, which is available to you free of charge.  To request a Statement of Additional Information, contact us at the phone number or address on page 1 of this prospectus.

In addition, the "Maximum Surrender Charge Calculation" section of the SAI has been revised in its entirety in an attempt to make the concept and language easier to understand by the average investor.

9. Underwriting and Distribution Charge (pp. 21-22). Please clarify the statement that the maximum guaranteed charge "is obtained for both Insureds." (Emphasis added.) Is the actual charge the sum of separately calculated charges for each insured? If so, please state this directly.

Response

The maximum guaranteed charge is determined based on combined characteristics of the Insureds (as opposed to being individually calculated).  The third paragraph under "Underwriting and Distribution Charge" has been revised to reflect the following (emphasis added):

The guaranteed Underwriting and Distribution Charges vary by the Insureds' Attained Ages, sexes, and Base Policy Specified Amount.  The maximum guaranteed Underwriting and Distribution Charge per $1,000 of Base Policy Specified Amount is $0.74 and assumes: both Insureds are male, Attained Age 85, with a Base Policy Specified Amount of $250,000 or less.

10. Policy Split Option Rider (pp. 25-26). Please clarify the meaning of the phrase "two permanent individual life insurance policies." (Emphasis added.) The Staff is also puzzled by the requirement that "there must have been in effect, for the preceding year, a final divorce, dissolution or annulment from a court of competent jurisdiction." Please explain how this requirement works. For example, how does it apply to situations in which separation and final disposition of marital property (including jointly held life insurance) is a prerequisite to court ordered termination of the marital relationship? Is it possible to pay for the rider and receive no benefit because the policy is terminated pursuant to a divorce? The reference to the Insured's underwriting class in paragraph 3 is not clear. Is it referring to the insured's underwriting class under the old policy? The disclosure should include an explicit statement indicating whether insureds must present current evidence of insurability to exercise this option. Finally, state whether this rider must be elected at issue or may be elected at any time.

Response

The phrase "two permanent individual life insurance policies" has been revised to read "two non-term individual life insurance policies."

We appreciate the Staff’s comment concerning the requirements and applicability of this Rider as it relates to situations where a separation and final disposition to marital property is a prerequisite to a court ordered termination of a marital relationship.  Since disposition of marital property in a case of divorce or dissolution is strictly a state law issue, we intend to comply with any state law requirements.  Our research relating to this issue indicates a final divorce/dissolution order typically incorporates a property settlement and empowers the parties to seek property disposition consistent with the property settlement and divorce/dissolution order, but rarely, if ever, requires disposition prior to issuing the relevant order.  To address Staff concerns, we have modified the disclosure to condition any requirements we place on the split to be consistent with state law, as follows:

You must notify us in writing of your election to invoke this Rider within twelve months after the occurrence of a qualifying event.  The qualifying events are:

1. the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months; and

2. a federal tax law change occurs that reduces either the marital deduction, or federal estate tax rate, to less than that in effect on the Policy Date.

As to the Staff’s question of whether it is possible to pay for the Rider and receive no benefit, it is possible.  Specifically, the insureds could never divorce, there could be no federal tax law changes, and there could be a failure to split the policy in the required time-frame (within 12 months of a qualifying event).  We modified the disclosure to clarify the possibility of the Rider providing no benefit if the conditions of invoking it are not met as indicated below:

Please note that this Rider provides benefits only if a qualifying event occurs and only if you invoke this Rider within twelve months of a qualifying event.

Regarding the Staff comment that the underwriting class and its charge in paragraph 3 was unclear (ie. does it refer to the insured's underwriting class under the old policy?).  The underwriting class in paragraph 3 is intended to refer to the underwriting class of the Insureds under the existing policy and the disclosure in item 3 has been revised accordingly.

Likewise, the Insureds are not subject to any additional evidence of insurability and will not be subject to any new underwriting as indicated in revised paragraph 1 of this provision, as follows:

The Policy Split Option Rider is only available for election at the time of application.  The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies.  No additional evidence of insurability or new underwriting will be required if this Rider is invoked.  When you invoke this Rider, a separate policy on the life of each Insured will be issued.

11. No Charge Four Year Term Insurance Rider (p. 27). Please delete the statement, "any charge we assess for this Rider will terminate effective on the next monthly anniversary from the Policy date." This rider appears to be offered free of charge.

Response

The statement has been deleted as requested.

12. Four Year Term Insurance Rider (p. 27). Please provide clear disclosure explaining the difference between this rider and the No Charge Four Year Term Insurance Rider. Is this rider only available on contracts that are not eligible for the free version on the Policy Date? If a contract is issued with the free version but fails one of the qualification standards sometime during the 4-year term (e.g., a face amount increase that bumps the Total Specified Amount over $3,600,000), can the contractowners then elect to pay for the other version? If so, when does the 4-year term begin to run on the paid version? Please clarify with additional disclosure as needed.

Response

We have revised the disclosure for the "No Charge Four Year Term Insurance Rider" and the "Four Year Term Insurance Rider" as follows (emphasis added):

No Charge Four Year Term Insurance Rider:

The benefit provided by the No Charge Four Year Term Insurance Rider is an additional Death Benefit we will pay to the beneficiary, to possibly offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect.  The Rider's term is four years from the Policy Date.  The Rider Specified Amount is 122.22% of the policy's Total Policy Specified Amount.  You may not change, increase, or decrease the Rider Specified Amount after the Policy Date.

The Rider Specified Amount will not be affected by changes to the Total Policy Specified Amount, except when a decrease to the Total Specified Amount reduces it below the Total Specified Amount in effect on the Policy Date.  If this occurs, the Rider Specified Amount will automatically decrease proportionally based on the amount by which the Total Specified Amount is reduced below the Total Specified Amount in effect on the Policy Date.

If either Insured commits suicide, while sane or insane, within two years from the Policy Date we will not pay this Rider's Death Benefit and the Rider will terminate.  There is no Cash Surrender Value or loan value attributable to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit associated with this Rider will terminate effective on the next monthly anniversary from the Policy Date.  This Rider will also terminate on the date the policy terminates.

 Four Year Term Insurance Rider:

This Four Year Term Insurance Rider is available only for policies that are not eligible for the No Charge Four Year Term Insurance Rider.  This Rider provides the same coverage as, and operates the same as, the No Charge Four Year Term Insurance Rider, except that this Rider is optional and carries an additional charge.

This Rider is only available for election at the time of application.  The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit we will pay to the beneficiary, to possibly offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect.  The Rider's term is four years from the Policy Date.  The maximum Rider Specified Amount that can be elected is 122.22% of the policy's Total Policy Specified Amount.  You may not change, increase, or decrease the Rider Specified Amount after the Policy Date.

The Rider Specified Amount will not be affected by changes to the Total Policy Specified Amount, except when a decrease to the Total Specified Amount reduces it below the Total Specified Amount in effect on the Policy Date.  If this occurs, the Rider Specified Amount will automatically decrease proportionally based on the amount by which the Total Specified Amount is reduced below the Total Specified Amount in effect on the Policy Date.

If either Insured commits suicide, while sane or insane, within two years from the Policy Date we will not pay this Rider's Death Benefit.  Instead, the amount payable will equal the total charge we deducted for this Rider.  There is no Cash Surrender Value or loan value attributable to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit and any charge we assess for this Rider will terminate effective on the next monthly anniversary from the Policy Date.  This Rider will also terminate on the date the policy terminates.

13. "Death Benefit Guarantee Premium Amount" Definition (p. 53). Please rewrite this definition in plain English. Rule 421.

Response

This definition has been deleted as explained in our response to Staff Comment 1 b.

14. Other Required Disclosure, Exhibits, and Representations.
Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response

Financial statements and auditor's consent will be added by subsequent Pre- Effective amendment.  Otherwise, we represent that all other exhibits and other required disclosures are contained in or attached to the Pre-Effective Amendment No. 1.

We acknowledge the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	the insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:

•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the Staff of the Commission,  or changes to the disclosure in response to SEC Staff comments in the filings reviewed by the SEC Staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC Staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Should you have any questions, please contact me at (614) 677-5276.

Sincerely,

/s/ CHRISTINE M. WALKUP
Christine M. Walkup
Senior Counsel
Nationwide Life and Annuity Insurance Company

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